18. Related Party Transactions: Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Payable to officers and directors	$ 60,121	$ 86,616	$ 110,274
Payable (receivable) from Nova Minerals Ltd	81,023	(10,287)	(10,287)
Amounts payable, related party transactions	$ 141,144	$ 76,329	$ 99,987